Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in other provisions
Beginning balance	€ 2,548	€ 2,639
Exchange movements	(52)	(21)
Disposal of subsidiaries	(590)
Amounts capitalised in the year	185	297
Amounts charged to the income statement	689	571
Utilised in the year - payments	(407)	(671)
Amounts released to the income statement	(162)	(267)
Other	35
Ending balance	2,246	2,548
Asset retirement obligations
Reconciliation of changes in other provisions
Beginning balance	1,470	1,222
Exchange movements	(22)	3
Disposal of subsidiaries	(578)
Amounts capitalised in the year	185	297
Utilised in the year - payments	(59)	(51)
Amounts released to the income statement	(1)	(1)
Other	35
Ending balance	1,030	1,470
Legal and regulatory
Reconciliation of changes in other provisions
Beginning balance	449	528
Exchange movements	(28)	(25)
Disposal of subsidiaries	(8)
Amounts charged to the income statement	138	216
Utilised in the year - payments	(44)	(128)
Amounts released to the income statement	(77)	(142)
Ending balance	430	449
Restructuring provision
Reconciliation of changes in other provisions
Beginning balance	302	426
Exchange movements		(4)
Disposal of subsidiaries	(2)
Amounts charged to the income statement	425	216
Utilised in the year - payments	(181)	(295)
Amounts released to the income statement	(36)	(41)
Ending balance	508	302
Other
Reconciliation of changes in other provisions
Beginning balance	327	463
Exchange movements	(2)	5
Disposal of subsidiaries	(2)
Amounts charged to the income statement	126	139
Utilised in the year - payments	(123)	(197)
Amounts released to the income statement	(48)	(83)
Ending balance	€ 278	€ 327